Investments in associates and joint venture - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Investments in associates and joint ventures
Provision for workers participation	$ 1,289,000	S/ 4,922,000
Gross proceeds to associate	$ 1,677,000		$ 0	$ 13,453,000
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Percent of common shares acquired	19.58%	19.58%	19.58%
market capitalization of shares	$ 2,043,000,000		$ 2,552,000,000
market capitalization value per share | $ / shares	$ 29.80		$ 37.23
Transportadora Callao SA
Investments in associates and joint ventures
Percentage of voting equity interests acquired	8.00%
Tinka resources Ltd
Investments in associates and joint ventures
Percent of common shares acquired	19.32%	19.32%	19.30%
market capitalization of shares	$ 11,000,000.0		$ 11,000,000.0
market capitalization value per share | $ / shares	$ 0.14		$ 0.16